Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net loss	$ (4,772)	$ (3,035)	$ (11,473)	$ (5,197)	$ (10,549)	$ (11,017)
Foreign currency translation adjustments, net of tax	(14)	(43)	(39)	(57)	(114)	(32)
Comprehensive loss	$ (4,786)	$ (3,078)	$ (11,512)	$ (5,254)	$ (10,663)	$ (11,049)